Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 12 - Subsequent Events

Common Stock Issuances for Debt Conversions

On November 17, 2015, the Company awarded 2,261,963 shares of common stock pursuant to the conversion of $3,721, consisting of $3,500 of principal and $221 of interest, on the First LG Capital Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized. These shares have not yet been issued by the transfer agent.

On November 16, 2015, the Company awarded 6,040,000 shares of common stock pursuant to the conversion of $10,081, consisting of $5,566 of principal and $4,515 of interest, on the First Typenex Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized. These shares have not yet been issued by the transfer agent.

On November 16, 2015, the Company issued 2,400,940 shares of common stock pursuant to the conversion of $6,000 of principal on the First Adar Bay Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On November 13, 2015, the Company issued 2,259,167 shares of common stock pursuant to the conversion of $3,256, consisting of $3,070 of principal and $186 of interest, on the First LG Capital Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On November 13, 2015, the Company issued 2,375,275 shares of common stock pursuant to the conversion of $6,000 of principal on the First Adar Bay Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On November 11, 2015, the Company issued 2,375,000 shares of common stock pursuant to the conversion of $6,000 of principal on the First Adar Bay Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On November 9, 2015, the Company issued 3,510,000 shares of common stock pursuant to the conversion of $6,234 of principal on the First Typenex Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On November 6, 2015, the Company issued 1,979,568 shares of common stock pursuant to the conversion of $3,256, consisting of $3,070 of principal and $186 of interest, on the First LG Capital Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On November 2, 2015, the Company issued 2,168,067 shares of common stock pursuant to the conversion of $5,160 of principal on the First Adar Bay Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On October 29, 2015, the Company issued 1,620,522 shares of common stock pursuant to the conversion of $3,256, consisting of $3,070 of principal and $186 of interest, on the First LG Capital Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On October 27, 2015, the Company issued 1,839,530 shares of common stock pursuant to the conversion of $4,700 of principal on the First Adar Bay Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On October 26, 2015, the Company issued 1,753,425 shares of common stock pursuant to the conversion of $4,480 of principal on the First Adar Bay Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On October 26, 2015, the Company issued 3,091,128 shares of common stock pursuant to the conversion of $7,700 of principal on the First Typenex Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On October 19, 2015, the Company issued 1,284,109 shares of common stock pursuant to the conversion of $6,000 of principal on the First Adar Bay Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On October 13, 2015, the Company issued 1,076,992 shares of common stock pursuant to the conversion of $4,222, consisting of $4,000 of principal and $222 of interest, on the First LG Capital Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On October 8, 2015, the Company issued 1,116,799 shares of common stock pursuant to the conversion of $6,000 of principal on the First Adar Bay Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On October 1, 2015, the Company issued 2,344,032 shares of common stock pursuant to the conversion of $13,000 of principal on the First Typenex Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

Common Stock Warrants Exercised, Related Party

On October 1, 2015, the Company issued 3,000,000 shares of common stock pursuant to the exercise of warrants by the Company's Chairman of the Board at $0.00001 per share for total proceeds of $30.

Common Stock Warrants Issued, Related Parties

On October 7, 2015, we granted warrants to the following officers and directors, which will allow them to purchase shares of our common stock in the amounts indicated: William Hartman (1,000,000 shares); Mitchell Felder (1,000,000 shares), Heidi Carl (750,000 shares), John Borza (600,000 shares), Richard Najarian (200,000 shares), and Jay Rosen (200,000 shares). We also issued warrants to purchase a total of one million eight hundred thousand (1,800,000) shares of our common stock to six members of our Scientific Advisory Board. The exercise price of the foregoing warrants is Five Cents ($0.05) per share.

One half of the shares underlying each of the respective warrants vest on June 15, 2016, with the balance vesting on December 15, 2016. In order for the warrants to vest on each of the foregoing dates, however, the holders must be serving in the same capacity on behalf of the Company as he or she was serving on October 21, 2015. The issuance of the warrants was fully approved by our Board of Directors on October 21, 2015, the date a fully executed resolution authorizing the issuance was delivered to us. The issuances were exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933, the investors are sophisticated and familiar with our operations, and there was no solicitation in connection with the issuance.

Patent License Agreement

On March 4, 2015, we entered into a Patent License Agreement (PLA) with the University of Texas at El Paso (UTEP) regarding our joint research and development of CTLA-4 Blockade with Metronomic Chemotherapy for the Treatment of Breast Cancer. This is the first PLA with UTEP following our Collaborative Agreement with them dated May 9, 2012, and memorializes the joint ownership of the applicable patent and the financial and other terms related thereto.

Convertible Debts

On March 4, 2015, we entered into an Amendment to the First Typenex Note dated November 25, 2014 that revised the conversion terms to provide that, so long as no Event of Default (as defined in the Note) has occurred, the Conversion Price shall be not less than $0.0001 (the “Conversion Floor”) and that, upon the occurrence of an Event of Default, the Conversion Floor shall not apply to any future Conversions and shall be of no further force or effect.

On February 24, 2015, we entered into a Securities Purchase Agreement with Adar Bays, LLC (“Adar Bays”), pursuant to which we sold to Adar Bays an 8% Convertible Promissory Note in the original principal amount of $44,100.00 (the “First Adar Note”). The Note has a maturity date of February 24, 2016, and is convertible after 180 days into our common stock at the higher of (i) $0.001 cents per share or (ii) 70% of the average of the two (2) lowest closing prices of our common stock for the fifteen (15) trading days prior to receipt of a conversion notice from Adar Bays. The shares of common stock issuable upon conversion of the Note will be restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The Note can be prepaid by us at a premium as follows: (a) between 1 and 30 days after issuance – 115% of the principal amount; (b) between 31 and 60 days after issuance – 121% of the principal amount; (c) between 61 and 90 days after issuance – 127% of the principal amount; (d) between 91 and 120 days after issuance – 133% of the principal amount; (e) between 121 and 150 days after issuance – 139% of the principal amount; and (f) between 151 and 180 days after issuance – 140% of the principal amount. There is no right to pre-payment after 180 days. The purchase and sale of the Note closed on March 2, 2015, the date that the purchase price was delivered to us.

On January 30, 2015, we entered into a Securities Purchase Agreement with LG Capital Funding, LLC (“LG Capital”), pursuant to which we sold to LG Capital a 8% Convertible Promissory Note in the original principal amount of $82,687.00 (the “ Second LG Note”). The Note has a maturity date of January 29, 2016, and is convertible after 180 days into our common stock at the higher of (i) $0.001 cents per share or (ii) 70% of the average of the two (2) lowest closing bid prices of our common stock for the fifteen (15) trading days prior to receipt of a conversion notice from LG Capital. The shares of common stock issuable upon conversion of the Note will be restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The Note can be prepaid by us at a premium as follows: (a) between 1 and 30 days after issuance – 115% of the principal amount; (b) between 31 and 60 days after issuance – 121% of the principal amount; (c) between 61 and 90 days after issuance – 126% of the principal amount; (d) between 91 and 120 days after issuance – 132% of the principal amount; (e) between 121 and 150 days after issuance – 138% of the principal amount; and (f) between 151 and 180 days after issuance – 140% of the principal amount. There is no right to pre-payment after 180 days. The purchase and sale of the Note closed on January 30, 2015, the date that the purchase price was delivered to us.

Warrant Issuances

On March 20, 2015, the Company granted cashless common stock warrants to an independent contractor to purchase a total of 500,000 shares of common stock at $0.20 per share for investor relation services. The warrants are exercisable over five (5) years from March 20, 2015. The warrants vest in accordance with the schedule presented below, whereby the price per share is defined by the closing bid price over three consecutive trading days:

·	125,000 warrants will vest at $0.20 per share

·	125,000 warrants will vest at $0.30 per share

·	125,000 warrants will vest at $0.40 per share

·	125,000 warrants will vest at $0.50 per share